Financial assets at FVTOCI - Changes in gross carrying amount of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 32,145,758
Increase (decrease) in financial assets [abstract]
Ending balance	36,694,111	₩ 32,145,758
Financial assets at fair value through other comprehensive income, category
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	32,145,758	38,126,977	₩ 28,948,141
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Acquisition	24,350,759	16,108,426	30,522,426
Disposal / Repayment	(20,823,293)	(21,670,160)	(21,533,360)
Gain (loss) on valuation	707,739	(669,936)	(213,517)
Amortization based on effective interest method	166,401	41,813	31,641
Others	146,747	208,638	371,646
Ending balance	36,694,111	32,145,758	38,126,977
Financial assets at fair value through other comprehensive income, category | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	32,145,758	38,126,977	28,948,141
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Acquisition	24,350,759	16,108,426	30,522,426
Disposal / Repayment	(20,823,293)	(21,670,160)	(21,533,360)
Gain (loss) on valuation	707,739	(669,936)	(213,517)
Amortization based on effective interest method	166,401	41,813	31,641
Others	146,747	208,638	371,646
Ending balance	36,694,111	32,145,758	38,126,977
Financial assets at fair value through other comprehensive income, category | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Acquisition	0	0	0
Disposal / Repayment	0	0	0
Gain (loss) on valuation	0	0	0
Amortization based on effective interest method	0	0	0
Others	0	0	0
Ending balance	0	0	0
Financial assets at fair value through other comprehensive income, category | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Acquisition	0	0	0
Disposal / Repayment	0	0	0
Gain (loss) on valuation	0	0	0
Amortization based on effective interest method	0	0	0
Others	0	0	0
Ending balance	₩ 0	₩ 0	₩ 0